SHORT-TERM BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of short-term bank deposits [Abstract]
Schedule of Short-Term Bank Deposits
	December 31,
	2017	2018

USD bank deposits (1)	-	16,828
IL restricted bank deposits (2)	-	89

	-	16,917

(1)	The USD deposits bear annual interest of 2.34%-2.60% for the period of 148-328 days for 2018.
(2)	As of December 31, 2018, the Company had an amount of $ 89 that was restricted by the bank and may be used only when certain conditions are met.